Annual Total Returns - BLACKROCK ADVANTAGE INTERNATIONAL FUND (Class K) [BarChart] - Class K - BLACKROCK ADVANTAGE INTERNATIONAL FUND - Class K Shares	Sep. 28, 2020
Bar Chart Table:
Annual Return 2010	10.95%
Annual Return 2011	(12.15%)
Annual Return 2012	14.87%
Annual Return 2013	30.17%
Annual Return 2014	(4.30%)
Annual Return 2015	0.58%
Annual Return 2016	3.23%
Annual Return 2017	24.20%
Annual Return 2018	(15.06%)
Annual Return 2019	21.75%